Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Investments:
Fixed-maturity securities, available-for-sale, at fair value	$ 991,223	$ 751,531
Short-term securities	32,454
Policy loans	400	338
Derivatives assets	51,362	32,993
Equity securities, trading, at fair value	8,826	7,539
Total investments	1,084,265	792,401
Cash and cash equivalents	37,849	74,980
Accrued investment income	9,826	14,926
Receivables	8,303	14,666
Reinsurance and investment contract recoverables	4,305	4,097
Deferred acquisition costs	120,661	129,868
Net deferred tax asset	18,191	29,554
Other assets	18,732	21,600
Assets, exclusive of separate account assets	1,302,132	1,082,092
Separate account assets	2,300,462	2,255,576
Total assets	3,602,594	3,337,668
Policyholder liabilities:
Account balances and future policy benefit reserves	1,093,780	879,251
Policy and contract claims	5,662	4,771
Unearned premiums	1,617	1,652
Other policyholder funds	1,612	94
Total policyholder liabilities	1,102,671	885,768
Derivative liabilities	21,105	15,416
Other liabilities	11,394	16,783
Liabilities, exclusive of separate account liabilities	1,135,170	917,967
Separate account liabilities	2,300,462	2,255,576	[1]
Total liabilities	3,435,632	3,173,543
Stockholder's equity:
Common stock, $10 par value. Authorized, issued and outstanding 200,000 shares, at December 31, 2017 and 2016, respectively	2,000	2,000
Additional paid-in capital	72,500	72,500
Retained earnings	79,455	82,428
Accumulated other comprehensive income, net of tax	13,007	7,197
Total stockholder's equity	166,962	164,125
Total liabilities and stockholder's equity	$ 3,602,594	$ 3,337,668

[1]	The previously issued 2016 Financial Statements improperly disclosed Separate account liabilities as a financial instrument measured at fair value on a recurring basis. Separate account liabilities has been corrected in the above table to conform with current year presentation as it is carried at other than fair value.